Income Taxes - Schedule of Federal and State Statutory Rates to the Loss Before Federal Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Federal and State Statutory Rates to the Loss Before Federal Income Tax Provision [Abstract]
Expected federal tax (expense) benefit	$ 785,200	$ 1,076,600
Expected federal tax (expense) benefit	21.00%	21.00%
Expected state tax (expense) benefit	$ 308,500	$ 423,000
Expected state tax (expense) benefit	8.30%	8.30%
Stock compensation	$ (142,000)	$ (481,900)
Stock compensation	(3.80%)	(9.40%)
Derivative liability related	$ (106,800)
Derivative liability related	(2.90%)
Other	$ (51,800)	$ (58,600)
Other	(1.40%)	(1.20%)
(Increase) decrease in valuation allowance	$ (793,100)	$ (959,100)
(Increase) decrease in valuation allowance	(21.20%)	(18.70%)
Total provision for income taxes
Total provision for income taxes